Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis Of Income And Expense [Abstract]
Cost of Sales
	Years ended December 31,
(in thousands)	2020	2019	2018
Cost of sales related to COVID-19 vaccine revenues	€35,616	-	-
Cost related to other sales	23,717	17,361	13,690
Total	€59,333	€17,361	€13,690

Research and Development Expenses

	Years ended December 31,
(in thousands)	2020	2019	2018
Purchased services	€359,880	€65,552	€42,079
Wages, benefits and social security expense	126,298	83,213	45,668
Laboratory supplies	107,792	37,218	22,921
Depreciation and amortization	30,192	27,533	18,312
IT costs	5,118	3,800	1,572
Lease and lease related cost	3,725	2,527	2,404
Transport costs	2,135	1,081	668
Other	9,889	5,542	9,416
Total	€645,029	€226,466	€143,040

Sales and Marketing Expenses

	Years ended December 31,
(in thousands)	2020	2019	2018
Purchased services	€10,929	€247	€794
Wages, benefits and social security expense	1,636	1,938	1,728
Other	1,947	533	519
Total	€14,512	€2,718	€3,041

General and Administrative Expenses

	Years ended December 31,
(in thousands)	2020	2019	2018
Wages, benefits and social security expense	€33,007	€19,122	€8,582
Purchased services	26,022	6,419	5,177
IT and office equipment	7,404	4,573	3,774
Depreciation and amortization	5,104	4,855	2,284
Insurance premiums	4,840	1,061	145
Job advertisement expenses	2,897	548	861
Lease and lease related cost	2,390	1,715	1,012
Research services	2,033	232	26
Laboratory supplies	1,191	785	456
Contract staffing	1,108	686	781
Other	8,053	5,551	3,236
Total	€94,049	€45,547	€26,334

Other Operating Income
	Years ended December 31,
(in thousands)	2020	2019	2018
Government grants	€239,017	€1,547	€4,228
Bargain purchase	7,002	-	50
Other	4,520	1,177	1,118
Total	€250,539	€2,724	€5,396

Changes Regarding Government Grants
	Years ended December 31,
(in thousands)	2020	2019	2018
As of January 1	-	-	-
Received during the year	330,968	1,547	4,228
Released to the consolidated statements of operations	(239,017)	(1,547)	(4,228)
As of December 31	€91,951	-	-
Total current	91,951	-	-
Total non-current	-	-	-

Finance Income
	Years ended December 31,
(in thousands)	2020	2019	2018
Interest income	€1,564	€1,781	€1,996
Foreign exchange gains, net	-	2,341	6,050
Total	€1,564	€4,122	€8,046

Finance Expenses

	Years ended December 31,
(in thousands)	2020	2019	2018
Amortization of financial instruments	€3,048	€326	€48
Fair value adjustments of financial instruments measured at fair value	17,289	-	-
Foreign exchange loss, net	42,609	-	-
Total	€62,946	€326	€48

Employee Benefits Expense
	Years ended December 31,
	2020	2019	2018
(in thousands)
Wages and salaries	€160,655	€98,568	€54,149
Social security costs	17,988	12,394	8,231
Pension costs	761	517	324
Total	€179,404	€111,479	€62,704